Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends
33.	Dividends

(a)	The interim dividends paid for the years ended December 31, 2021, 2022 and 2023 are as follows:

2021
Dividend base date		Amount
June 30, 2021 (2 nd Quarter)	Common stock ( ~~W~~ 300 per share)	~~W~~	154,978
	Convertible preferred stock (W300 per share)		5,245

		~~W~~	160,223

September 30, 2021 (3 rd Quarter)	Common stock ( ~~W~~ 260 per share)	~~W~~	134,314
	Convertible preferred stock (W260 per share)		4,545

		~~W~~	138,859

		~~W~~	299,082

2022
Dividend base date		Amount
March 31, 2022 (1 st Quarter )	Common stock ( ~~W~~ 400 per share)	~~W~~	206,277
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	213,270

June 30, 2022 (2 nd Quarter )	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

September 30, 2022 (3 rd Quarter )	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

		~~W~~	637,598

2023
Dividend base date		Amount
March 31, 2023 (1 st Quarter )	Common stock ( ~~W~~ 525 per share)	~~W~~	265,179
	Convertible preferred stock ( ~~W~~ 525 per share)		9,178

		~~W~~	274,357

June 30, 2023 (2 nd Quarter )	Common stock ( ~~W~~ 525 per share)	~~W~~	272,129

September 30, 2023 (3 rd Quarter )	Common stock ( ~~W~~ 525 per share)	~~W~~	270,636

		~~W~~	817,122

(b)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022		2023 (*1)
Common Stock:
Total number of shares issued and outstanding		516,599,554		508,784,869		512,759,471
Par value per share in won		5,000		5,000		5,000
Dividend per share in won (*3)		1,400		865		525
Dividends (*2)	~~W~~	723,230	~~W~~	440,093	~~W~~	268,697

Dividend rate per share (*3)		28.0%		17.3%		10.5%

Preferred Stock:
Total number of shares issued and outstanding		17,482,000		17,482,000		—
Par value per share in won		5,000		5,000		—
Dividend per share in won		1,400		865		—
Dividends	~~W~~	24,475	~~W~~	15,122		—

Dividend rate per share		28.0%		17.3%		—

Record date (*4)		2021-12-31		2022-12-31		2024-02-23

(*1)	The current dividend (plan) was decided on March 26, 2024. The amount of dividends was not recognized as a distribution to the owner during the period.
(*2)	Dividends on own shares held by the Group are excluded.
(*3)
Excluding quarterly dividends, including quarterly dividends, dividends per share are KRW
 1,960, KRW
2,065 and KRW 2,100 for the years ended December 31,
2021,
2022 and 2023, respectively, and dividend rate per share are

39.2%,
 41.3% and 42.0% for the years ended December 31,
2021,
2022 and 2023, respectively.

(*4)
At the regular stockholders’ general meeting on March 23, 2023, the Articles of Incorporation were revised to allow the dividend base date to be determined by resolution of the Board of Directors, and the dividend base date for the 2023 annual dividend is February 23, 2024.

(c)	The details of dividends paid by the Group related to the preferred stock issued for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock	17,482,000	1,960	34,265	42,900	4.57

	2022
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock	17,482,000	2,065	36,101	42,900	4.81

	2023
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock (*)	17,482,000	525	9,178	42,900	1.22

(*)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023, and dividends were paid before conversion.

(d)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2021, 2022 and 2023:

	2021		2022		2023
Amount of hybrid bond	~~W~~	3,347,700	~~W~~	4,212,700	~~W~~	4,014,550
Interest rate (%)		2.88 ~ 5.88		2.88 ~ 5.88		2.88 ~ 5.40

Dividends	~~W~~	116,388	~~W~~	156,277	~~W~~	189,672